Note to the cash flow statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Adjustment for non-cash transactions
Depreciation and impairment.	€ 45,499	€ 43,642	€ 65,566
Share-based compensation expenses	19,886	56,718	88,506
Increase/decrease (-) in retirement benefit obligations and provisions	(524)	11	136
Unrealized exchange losses/gains (-) and non-cash other financial result	(23,858)	19,908	(41,970)
Discounting effect of non-current deferred income	(227)	(645)	7,672
Discounting effect of other non-current liabilities	(395)	(318)	2,271
Discounting effect of contingent consideration receivable	(4,002)
Fair value re-measurement of warrants	(4)	(18)	(186)
Net change in fair value of current financial investments	(49,984)	(22,690)	(6,929)
Fair value adjustment financial assets held at fair value through profit or loss		390
Fair value adjustment contingent consideration receivable	(931)
Other non-cash expenses	(12)	2,292	2,229
Impairment loss on trade receivables	9,643
Total adjustment for non-cash transactions	(4,909)	99,291	117,296
Interest expense	912	1,867	6,967
Interest Income	89,378	79,319	14,344
Tax expense	(1,705)	11,689	2,844
Correction for cash used for other liabilities related to the disposal of subsidiaries.	527
Total adjustment for items to disclose separately under operating cash flow	(89,644)	(65,763)	(4,533)
Gain on disposal of subsidiaries	(52,488)
Gain (-)/loss on sale of fixed assets	8	(1,091)	(23)
Investment Income related to current financial investments	(23,759)	(15,597)	(3,766)
Total adjustment for items to disclose separately under investing and financing cash flow	(76,239)	(16,688)	(3,789)
Increase in inventories	23,039	(24,076)	(34,588)
Increase (-)/ decrease in receivables	(31,055)	(39,114)	68,984
Increase/decrease (-) in liabilities	(53,429)	31,817	(2,083)
Total change in working capital other than deferred income	€ (61,445)	€ (31,373)	€ 32,313